Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of exchange differences on translation [member]	Capital reserve [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Issued amount, beginning of period at Dec. 31, 2014	$ 54,569	$ (3,229)	$ 132,591	$ 15,847	$ (150,128)	$ 49,650	$ 693	$ 50,343
Transactions with owners:
Equity settled share-based expense				24		24		24
Dividends paid					(2,504)	(2,504)		(2,504)
Total comprehensive income:
Profit for the year					4,779	4,779	811	5,590
Other comprehensive income for the year		(3,291)			199	(3,092)		(3,092)
Issued amount, end of period at Dec. 31, 2015	54,569	(6,520)	132,591	15,871	(147,654)	48,857	1,504	50,361
Transactions with owners:
Equity settled share-based expense				170		170		170
Dividends paid					(2,639)	(2,639)	(355)	(2,994)
Shares issued – Option exercises (note 23.1)	433					433		433
Total comprehensive income:
Profit for the year					8,526	8,526	2,559	11,085
Other comprehensive income for the year		262				262		262
Issued amount, end of period at Dec. 31, 2016	55,002	(6,258)	132,591	16,041	(141,767)	55,609	3,708	59,317
Transactions with owners:
Equity settled share-based expense				705		705	130	835
Dividends paid					(2,904)	(2,904)	(406)	(3,310)
Shares issued – Option exercises (note 23.1)	246					246		246
Shares repurchased (note 19)	(146)					(146)		(146)
Total comprehensive income:
Profit for the year					9,384	9,384	2,512	11,896
Other comprehensive income for the year		373				373		373
Issued amount, end of period at Dec. 31, 2017	$ 55,102	$ (5,885)	$ 132,591	$ 16,746	$ (135,287)	$ 63,267	$ 5,944	$ 69,211